Acquisitions - Schedule of Pro Forma Financial Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 1,766,100	$ 1,800,362
Net loss	$ 606,686	$ 691,863